CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests
Equity at beginning of period at Dec. 31, 2021	$ 1,212,630	$ 950	$ 792,223	$ 413,335	$ (125,919)	$ 1,080,589	$ 132,041
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	108,235			86,496		86,496	21,739	$ 3,455
Dividends declared	(48,282)			(30,582)		30,582	(17,700)	(4,085)
Stock-based compensation	4,341	(1)	4,342			4,341
Other noncontrolling interest activity, net	(6,762)		(900)			(900)	(5,862)
Other redeemable noncontrolling interest activity, net	(602)		(602)			(602)		602
Other comprehensive income (loss), net of tax	17,114				21,786	21,786	(4,672)	(437)
Equity at end of period at Dec. 31, 2022	1,286,674	949	795,063	469,249	(104,133)	1,161,128	125,546
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2021								32,776
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	108,235			86,496		86,496	21,739	3,455
Dividends declared	(48,282)			(30,582)		30,582	(17,700)	(4,085)
Other redeemable noncontrolling interest activity, net	(602)		(602)			(602)		602
Other comprehensive income (loss), net of tax	17,114				21,786	21,786	(4,672)	(437)
Redeemable noncontrolling interest at end of period at Dec. 31, 2022								32,311
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	152,889			124,063		124,063	28,826	2,792
Dividends declared	(55,315)			(30,750)		30,750	(24,565)	(3,957)
Stock-based compensation	5,729	0	5,729			5,729
Other noncontrolling interest activity, net	2,365	0	(903)			(903)	3,268
Other redeemable noncontrolling interest activity, net	(3,089)		(3,089)	0		(3,089)		(3,089)
Other comprehensive income (loss), net of tax	(2,589)				(6,658)	(6,658)	4,069	(50)
Equity at end of period at Dec. 31, 2023	1,386,664	949	796,800	562,562	(110,791)	1,249,520	137,144
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	152,889			124,063		124,063	28,826	2,792
Dividends declared	(55,315)			(30,750)		30,750	(24,565)	(3,957)
Other redeemable noncontrolling interest activity, net	(3,089)		(3,089)	0		(3,089)		(3,089)
Other comprehensive income (loss), net of tax	(2,589)				(6,658)	(6,658)	4,069	(50)
Redeemable noncontrolling interest at end of period at Dec. 31, 2023								34,185
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	139,613			125,513		125,513	14,100	3,978
Dividends declared	(53,523)			(30,645)		(30,645)	(22,878)	(3,699)
Stock-based compensation	5,569	1	5,568			5,569
Other noncontrolling interest activity, net	(1,354)		(373)			(373)	(981)
Other redeemable noncontrolling interest activity, net	(896)		(896)			(896)		896
Other comprehensive income (loss), net of tax	(62,892)				(55,389)	(55,389)	(7,503)	194
Equity at end of period at Dec. 31, 2024	1,399,364	$ 950	801,099	657,430	(166,180)	1,293,299	106,065
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income	139,613			125,513		125,513	14,100	3,978
Dividends declared	(53,523)			$ (30,645)		(30,645)	(22,878)	(3,699)
Other redeemable noncontrolling interest activity, net	(896)		$ (896)			(896)		896
Other comprehensive income (loss), net of tax	$ (62,892)				$ (55,389)	$ (55,389)	$ (7,503)	194
Redeemable noncontrolling interest at end of period at Dec. 31, 2024								$ 35,554